ACQUISITION (Detail Textuals) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) Center	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) Center
Business Acquisition [Line Items]
Number of data centers | Center									51
Total revenues	$ 78,756	$ 78,318	$ 80,432	$ 80,786	$ 84,263	$ 84,667	$ 84,068	$ 81,961
Loss before income tax									$ (52,303)	$ (41,114)	$ (20,328)
Acquisitions, net of cash paid										$ (74)	144,487
Total amount available under the revolving credit facility											350,000
iWeb Group Inc
Business Acquisition [Line Items]
Total purchase consideration	145,713								145,713
Acquisitions, net of cash paid									144,400
Cash acquired from acquisition									1,300
Total amount available under the revolving credit facility	$ 350,000								$ 350,000		350,000
iWeb Group Inc | General and administrative
Business Acquisition [Line Items]
Acquisition-related expenses											$ 4,200
iWeb Group Inc | Data center services
Business Acquisition [Line Items]
Number of data centers | Center											4
Total revenues											$ 3,600
Loss before income tax											$ 400